Intangible Assets - Additional Information (Detail)	1 Months Ended		12 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2012 Backlog USD ($)
Intangible Assets [Line Items]
Written off of acquired game licenses			$ 6,300,000	39,000,000	40,300,000
License agreements, cash consideration						24,700,000
License agreements, term						The initial term of the agreement is from February 2006 through the fifth anniversary of the first commercial release of the initial game. Thereafter, the agreement can be renewed in two-year terms.	The initial term of the agreement is from February 2006 through the fifth anniversary of the first commercial release of the initial game. Thereafter, the agreement can be renewed in two-year terms.
License agreements, initial payments	10,000,000	62,900,000
License agreements, addition payments	12,700,000	79,900,000
License agreements, current liabilities	5,300,000	32,900,000
Previously recognized backlog in relation to game development and license agreement acquired								400,000
Amortization expense related to intangible assets			1,700,000	10,700,000	2,000,000		10,000,000
Impairment of intangible assets			$ 91,353	569,139	0		33,020,462